Strategy Shares US Market Rotation Strategy ETF NYSE Arca Ticker: HUSE
Strategy Shares EcoLogical Strategy ETF NYSE Arca Ticker: HECO

January 24, 2020

The information supplements certain disclosures contained in the Prospectus and Statement of Additional Information (“SAI”) for the Funds, each dated September 1, 2019.

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Rational Advisors, Inc. (“Rational”) has changed its address. Rational’s new address is 53 Palmeras St. Suite 601, San Juan, PR 00901. All references to Rational’s address in the Funds’ Prospectus and SAI are hereby revised accordingly.

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You should read this Supplement in conjunction with the Prospectus, any Summary Prospectus and the Statement of Additional Information for the Funds, each dated September 1, 2019, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at (855) 4SS-ETFS or (855) 477-3837 or by writing to 36 North New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.